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Dale E. Short • (310) 789-1259 • dshort@troygould.com	File No. 3218-1

January 20, 2012
BY EDGAR AND FEDERAL EXPRESS
Jeffrey Riedler
Assistant Director
United States Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	RXi Pharmaceuticals Corporation Amendment No. 2 to Form S-1 Filed December 29, 2011 File No. 333-177498
Dear Mr. Riedler:
     By letter dated January 10, 2012, the staff (the “Staff”) of the Securities and Exchange Commission (“SEC) provided RXi Pharmaceuticals Corporation (the “Company”) with comments to the Company’s amended Registration Statement on Form S-1/A filed on December 8, 2011. This letter contains the Company’s responses to the Staff’s comments. The numbered responses and the headings set forth below correspond to the numbered comments and headings in the Staff’s January 10, 2012 comment letter. References to “Galena” mean Galena Biopharma, Inc., the Company’s parent company.
     Concurrently with the delivery of this letter, the Company is filing via EDGAR pre-effective Amendment No. 3 to the Form S-1 setting forth an amended preliminary prospectus reflecting changes made in response to the Staff’s comments. A copy of Amendment No. 3 (without exhibits), marked to show changes from Amendment No. 2, is enclosed for your convenience.

Jeffrey Riedler
January 20, 2012

FORM S-1/A
General
1.	Please revise your filing to complete the missing disclosure concerning share numbers and the disclosure concerning your stock split. Please also revise your Exhibit 3.1 to include the complete certificate of incorporation, as filed with the Secretary of State of Delaware.
COMPANY RESPONSE
The Company has completed the capitalization and related information in the amended preliminary prospectus. The as-filed Amended and Restated Certificate of Incorporation of the Company is included as Exhibit 3.1 to Amendment No. 3, and our firm’s opinion included as Exhibit 5.1 to Amendment No. 3 has been revised accordingly. The number of RXi shares specified in our firm’s opinion coincides with the number of shares being registered as reflected in the revised Calculation of Fee table on the cover page of Amendment No. 3.
The Company has specified on pages 1 and 69 of the amended preliminary prospectus the stock split to be effected by the Company based on the currently outstanding number of shares of Galena common stock (bearing in mind that the Galena stockholders are to receive in the distribution one RXi share for each Galena share they hold on the record date). The Company will fix the record date for the distribution as of the earliest possible date after the Registration Statement is declared effective and will effect the stock split of the currently outstanding shares of the Company as soon as the number of Galena shares outstanding on the record date is known (i.e., not later than the day following the record date). The number of shares of Galena common stock outstanding on the record date is not likely to change significantly, if at all, from the number used to determine the capitalization of the Company set forth in the amended preliminary prospectus. To the extent it does, however, any resulting change in the capitalization of the Company will be set forth in the final prospectus filed under Rule 424(b) and delivered to the Galena stockholders prior to the distribution. As such, we believe this is consistent with the Staff’s comment.
Financial Statements
Notes to Financial Statements
12. Subsequent Events, page F-30
2.	Please refer to your response to comment II. You state on page F-24 with respect to the thirteen month warrants and the five year warrants issued in the March 2011 offering that the fair value of the remaining 2,550,000 warrants totaling $1,790,000 was recorded as a derivative liability in RXI’s financial statements. You state on page F-25 with respect to the April 2011 offering, including the warrants issued in exchanged for the March 2011 warrants, that a portion of the liability was allocated to RXI based on the expected offering proceeds. Based on the disclosure in the filing and your response you allocated 100% of the warrant liability relating to the remaining March warrants (after the exchange) to RXI and 50% of the warrant liability for the April issuance, including the March exchange warrants to RXI. We note that RXI had a cash balance of $6.891 million at December 31, 2010 and that cash used in the nine months ending September 30, 2011 was $6.469 million which resulted in a cash balance of $422,000 at September 30, 2011. As it is not clear that any of the offering proceeds were allocated to the historical operations of RXI, please tell us why you believe it is appropriate to record the derivative relating to the March and April 2011 offerings in the historical financial statements of RXI.

Jeffrey Riedler
January 20, 2012

We note in the Statement of Cash Flows that Galena contributed $369,000 to RXI in the nine months ended September 30, 2011. Please tell us if that contribution was part of the agreement to loan up to $1.5 million to RXI as part of the spin-off.
COMPANY RESPONSE
The March 2011 and April 2011 warrant liabilities were allocated to RXi’s financial statements based on the expected use of the offering proceeds at the time each offering was completed, rather than on the basis of whether the proceeds were subsequently used for RXi’s operations. As noted in our previous response to comment number 11, the Company believed it was appropriate to allocate 50% of the warrant liability in connection with the April 2011 offering and recognize a derivative liability in the historical financial statements of RXi based on the expected use of the proceeds at the time the April offering was completed. At the time of the April 2011 offering, Galena operated two business units, the RNAI business and the second business which came about as a result of the Apthera acquisition. The allocation of the warrant liability in connection with the March 2011 offering was also based on the expected use of the proceeds at the time the March 2011 offering was completed. This resulted in a 100% of the March 2011 warrant liability being recognized as a derivative liability in the historical financial statements of RXi. The reason for the 100% allocation of the March 2011 warrant liability to RXi was that at the time the March 2011 offering was completed, Galena operated only one business, the RNAi business. It was not until the Apthera acquisition that occurred on April 13, 2011, that Galena operated a business other than the RNAi business. Therefore, all of the March 2011 warrant liability was allocated to RXi.
As further noted in our previous response to comment number 11 for purposes of the carved-out statements, all cash was assumed to be held by Galena and transferred to RXI as needed, except for the cash contributed to the Company as of September 30, 2011 in connection with the securities purchase agreement among Galena, RXi, Tang Capital Partners, L.P. (“Tang”) and RTW Investments, LLC (“RTW”). The $1.5 million was not part of the $369,000 contributed to RXi by Galena in the nine months ended September 30, 2011. The $369,000 represents cash advances from Galena to fund RXi operations and does not include any funds provided under the

Jeffrey Riedler
January 20, 2012

securities purchase agreement. Under the securities purchase agreement, Tang and RTW agreed to loan up to $1,500,000 to RXi to fund operations prior to the closing. This funding is to be provided on an as-needed basis. As of September 30, 2011, Tang and RTW had advanced $500,000 to RXi. This $500,000 advance is reflected in the Statement of Cash Flows for the nine months ended September 30, 2011 as proceeds from convertible note.
Exhibit 5.1
3.	Please expand this opinion to disclose the number of shares of common stock included in this opinion. Please also confirm that this amount is consistent with the amount of securities being registered on this registration statement.
COMPANY RESPONSE
See our response to comment 1, above. Our firm’s revised opinion is included as Exhibit 5.1 to Amendment No. 3. The number of shares referred to in our opinion is the same as the number of shares being registered under the Form S-1.
4.	Please revise this opinion to remove assumptions (3) and (4) contained in the last paragraph of the first page of this opinion. See Section II.B.3.a of Staff Legal Bulletin 19.
COMPANY RESPONSE
We have removed these assumptions from our Exhibit 5.1 opinion.
* * * * *
     Apart from the foregoing response to the Staff’s comments, the Company acknowledges that it is responsible for the accuracy and adequacy of the disclosures contained in the Registration Statement.
     When the time comes, the Company will include in its request for acceleration of the effectiveness of the Registration Statement the additional acknowledgements requested by the Staff.

Jeffrey Riedler
January 20, 2012

     Please direct any questions regarding this response letter to the undersigned at 310-789-1259.

Very truly yours,
/s/ Dale E. Short

DES/tms

Cc:	Jennifer Riegel (SEC) Nandini Acharya (SEC) James Peklenk (SEC)